UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Israeli Shared Values Fund
Schedule of Investments
February 28, 2010 (Unaudited)

Shares			Value

COMMON STOCKS - 94.83%

Aircraft Parts & Auxiliary Equipment - 3.39%
550	Elbit Systems Ltd.		$ 34,111

Biological Products (No Diagnostic Substances) - 2.53%
450	Amgen, Inc. *		25,475

Calculating & Accounting Machines (No Electronic Computers) - 1.92%
1,000	Verifone Holdings, Inc. *		19,300

Cogeneration Services & Small Power Producers - 0.81%
700	AES Corp. *		8,183

Computer Communications Equipment - 0.21%
180	Electronics for Imaging, Inc. *		2,135

Computer Storage Devices - 0.46%
160	Sandisk Corp. *		4,664

Construction Machinery & Equipment - 0.96%
170	Catepillar, Inc.		9,699

Crude Petroleum & Natural Gas - 3.57%
400	Noble Energy, Inc.		29,056
500	Rex Energy Corp. *		6,920
			35,976
Drilling Oil & Gas Wells - 5.58%
600	Atwood Oceanics, Inc. *		20,076
260	Transocean, Inc. *		20,753
920	Weatherford International Ltd. *		15,355
			56,184
Electric Services - 0.98%
340	Ormat Technologies, Inc.		9,836

Electromedical & Electrotherapeutic Apparatus - 2.07%
480	Medtronic, Inc.		20,832

Electronic Computers - 2.14%
700	Nice Systems Ltd. ADR *		21,532

Measuring & Controlling Devices - 2.71%
560	Thermo Fisher Scientific, Inc. *		27,311

National Commercial Banks - 4.44%
1,300	Bank of America Corp.		21,658
550	JP Morgan Chase & Co.		23,084
			44,742
Oil & Gas Field Machinery & Equipment - 5.16%
400	Baker Hughes, Inc.		19,168
799	Cameron International Corp. *		32,863
			52,031
Oil & Gas Field Services,NEC - 6.79%
750	Halliburton Co.		22,613
750	Schlumerger Ltd.		45,825
			68,438
Operators of Nonresidential Buildings - 1.63%
700	Elbit Imaging Ltd. *		16,450

Pharmaceutical Preparations - 8.42%
200	Johnson & Johnson		12,600
550	Merck & Co.		20,284
200	Perrigo Co.		9,914
700	Teva Pharmaceutical Industries Ltd. ADR		42,007
			84,805
Radio & TV Broadcasting & Communications Equipment - 1.39%
1200	Ceragon Networks Ltd. *		13,992

Radiotelephone Communications - 3.05%
1,300	Partner Communications Co. Ltd. ADR		30,719

Retail-Grocery Stores - 2.47%
700	Whole Foods Market, Inc. *		24,843

Security Brokers, Dealers & Flotaion Companies - 5.20%
120	Goldman Sachs Group, Inc.		18,762
500	Morgan Stanley		14,090
300	Pharmaceutical Holdrs Trust		19,494
			52,346
Semiconductors & Related Devices - 6.02%
1,300	DSP Group, Inc. *		9,529
1,000	Intel Corp.		20,530
800	Mellanox Technologies Ltd. *		15,088
530	Memc Electronic Material, Inc. *		6,418
800	Zoran Corp. *		9,072
			60,637
Services-Computer Programming Services - 1.42%
400	Amdocs Ltd. *		11,632
1,140	Bluephoenix Solutions Ltd. *		2,667
			14,299
Services-Miscellaneous Amusement & Recreation - 1.43%
460	Walt Disney Co.		14,370

Services-Prepackaged Software - 9.18%
700	Check Point Software Technologies Ltd. *		22,820
6,300	Elron Electronic Industries Ltd. *		47,250
600	Microsoft Corp.		17,202
400	Retalix Ltd. *		5,216
			92,488
State Commercial Banks - 2.21%
780	Bank of NY Mellon Corp.		22,245

Surgical & Medical Instruments & Apparatus - 1.00%
1,300	Boston Scientific Corp. *		10,062

Telephone & Telegraph Apparatus - 0.23%
620	Alvarion Ltd. *		2,275

Telephone Communications - 3.88%
1,150	Cellcom Israel Ltd.		39,192

Water Transportation - 1.32%
300	Tidewater, Inc.		13,371

Wholesale-Miscellaneous Nondurable Goods - 2.26%
1,901	Israel Chemicals Ltd. ADR		22,907

TOTAL FOR COMMON STOCKS (Cost $915,289) - 94.83%			$ 955,450

EXCHANGE TRADED FUNDS - 1.10%
100	SPDR S&P 500		11,074

TOTAL FOR EXCHANGED TRADED FUNDS (Cost $8,453) - 1.10%			$ 11,074

SHORT TERM INVESTMENTS - 3.62%
36,496	Huntington Money Market Fund IV 0.01% ** (Cost $36,496)		36,496

TOTAL INVESTMENTS (Cost $960,238) - 99.56%			$ 1,003,020

OTHER ASSETS LESS LIABILITIES - 0.44%			4,479

NET ASSETS - 100.00%			$ 1,007,499

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2009.

NOTES TO FINANCIAL STATEMENTS
American Israeli Shared Values Fund
1. SECURITY TRANSACTIONS
At February 28, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $960,238 amounted to $960,238, which consisted of aggregate gross unrealized appreciation of $129,682 and aggregate gross unrealized depreciation of $86,900.

2. SECURITY VALUATION
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a reoccurring basis is as follows:
Money market securities are valued at net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security is not considered to be part of an active market or when the security is valued at a bid price, the position is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust and are categorized in level 2 or 3, as appropriate.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Generally, fixed income securities are categorized as level 2.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on the other markets, exchanges or among dealers); or (iii) yield to maturity will respect to debt issues, or a combination or these are other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$955,450	$0	$0	$955,450
Exchange Traded Funds	$11,074	$0	$0	$11,074
Preferred Stocks	$0			$0
Cash Equivalents	$36,496	$0	$0	$36,496
Total	$1,003,020	$0	$0	$1,003,020

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date April 22, 2008